Inventory - Schedule of Inventory (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Inventory [Abstract]
Finished goods	$ 500
Inventory, gross	500
Inventory reserves
Total inventory, net	$ 500